World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2014

Dates Covered
Collections Period	12/01/14 - 12/31/14
Interest Accrual Period	12/15/14 - 01/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/14	255,881,014.38	22,452
Yield Supplement Overcollateralization Amount at 11/30/14	2,152,563.54	0
Receivables Balance at 11/30/14	258,033,577.92	22,452
Principal Payments	14,258,418.87	689
Defaulted Receivables	699,064.31	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/14	1,942,550.32	0
Pool Balance at 12/31/14	241,133,544.42	21,725

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	25.85%

Prepayment ABS Speed	1.51%

Overcollateralization Target Amount	10,851,009.50
Actual Overcollateralization	10,851,009.50

Weighted Average APR	4.16%
Weighted Average APR, Yield Adjusted	4.95%
Weighted Average Remaining Term	33.03

Delinquent Receivables:
Past Due 31-60 days	5,012,794.31	345
Past Due 61-90 days	1,397,068.17	95
Past Due 91 + days	319,626.47	25
Total	6,729,488.95	465

Total 31+ Delinquent as % Ending Pool Balance	2.79%

Recoveries	484,156.86

Aggregate Net Losses/(Gains) - December 2014	214,907.45
Current Net Loss Ratio (Annualized)	1.00%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Flow of Funds	$ Amount

Collections	15,617,465.22
Advances	(5,880.62)
Investment Earnings on Cash Accounts	1,066.16
Servicing Fee	(215,027.98)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,397,622.78

Distributions of Available Funds
(1) Class A Interest	142,569.65
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	3,232,824.31
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,851,009.50
(7) Distribution to Certificateholders	1,147,702.15
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,397,622.78

Servicing Fee	215,027.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 12/15/14	244,366,368.73
Principal Paid	14,083,833.81
Note Balance @ 01/15/15	230,282,534.92

Class A-1
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-2
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-3
Note Balance @ 12/15/14	97,756,368.73
Principal Paid	14,083,833.81
Note Balance @ 01/15/15	83,672,534.92
Note Factor @ 01/15/15	32.5574066%

Class A-4
Note Balance @ 12/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	127,670,000.00
Note Factor @ 01/15/15	100.0000000%

Class B
Note Balance @ 12/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	18,940,000.00
Note Factor @ 01/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	166,086.82
Total Principal Paid	14,083,833.81
Total Paid	14,249,920.63

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	52,136.73
Principal Paid	14,083,833.81
Total Paid to A-3 Holders	14,135,970.54

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1838443
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5896368
Total Distribution Amount	15.7734811

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2028667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.8009098
Total A-3 Distribution Amount	55.0037765

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	229.54
Noteholders' Principal Distributable Amount	770.46

Account Balances	$ Amount

Advances
Balance as of 11/30/14	63,408.62
Balance as of 12/31/14	57,528.00
Change	(5,880.62)

Reserve Account
Balance as of 12/15/14	2,310,518.58
Investment Earnings	145.39
Investment Earnings Paid	(145.39)
Deposit/(Withdrawal)	-
Balance as of 01/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58